CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues:
Net revenues	$ 5,277,169	$ 3,476,495	$ 3,200,583
Cost of revenues:
Cost of revenues	4,367,857	2,786,581	2,482,086
Gross profit	909,312	689,914	718,497
Operating expenses:
Selling and distribution expenses	398,650	224,243	180,326
General and administrative expenses	308,942	225,597	242,783
Research and development expenses	58,407	45,167	47,045
Other operating income, net	(47,068)	(25,523)	(10,536)
Total operating expenses	718,931	469,484	459,618
Income from operations	190,381	220,430	258,879
Other income (expenses):
Interest expense	(58,153)	(71,874)	(81,326)
Interest income	11,051	9,306	12,039
Gain (loss) on change in fair value of derivatives, net	23,785	50,001	(22,218)
Foreign exchange gain (loss)	(47,234)	(64,820)	10,370
Investment income (loss)	18,634	(8,559)	1,929
Other expenses, net	(51,917)	(85,946)	(79,206)
Income before income taxes and equity in earnings of unconsolidated investees	138,464	134,484	179,673
Income tax benefit (expense)	(35,844)	1,983	(42,066)
Equity in earnings (loss) of unconsolidated investees	7,256	10,779	28,948
Net income	109,876	147,246	166,555
Less: net income (loss) attributable to non-controlling interests	14,628	543	(5,030)
Net income attributable to Canadian Solar Inc.	$ 95,248	$ 146,703	$ 171,585
Earnings per share - basic	$ 1.55	$ 2.46	$ 2.88
Shares used in computation - basic	61,614,391	59,575,898	59,633,855
Earnings per share - diluted	$ 1.46	$ 2.38	$ 2.83
Shares used in computation - diluted	68,872,102	62,306,819	60,777,696